Average Annual Total Returns	18 Months Ended
Feb. 28, 2013
Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.25%
Since Inception	5.29%
Inception Date	Apr. 03, 2008
Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.23%
Five Years	3.52%
Since Inception	3.89%
Inception Date	Dec. 17, 2007
Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.13%
Since Inception	3.37%
Inception Date	Feb. 22, 2008
Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.11%
Five Years	1.63%
Since Inception	1.93%
Inception Date	Dec. 17, 2007
Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.99%
Since Inception	1.72%
Inception Date	Mar. 05, 2008
Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.95%
Five Years	(0.29%)
Since Inception	(0.06%)
Inception Date	Dec. 17, 2007
Return After Taxes on Distributions | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.02%
Since Inception	5.07%
Return After Taxes on Distributions | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.94%
Five Years	3.30%
Since Inception	3.67%
Return After Taxes on Distributions | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.73%
Since Inception	3.03%
Return After Taxes on Distributions | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.71%
Five Years	1.31%
Since Inception	1.61%
Return After Taxes on Distributions | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.49%
Since Inception	1.27%
Return After Taxes on Distributions | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.46%
Five Years	(0.71%)
Since Inception	(0.48%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.51%
Since Inception	4.51%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.59%
Five Years	2.98%
Since Inception	3.30%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.01%
Since Inception	2.83%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.98%
Five Years	1.33%
Since Inception	1.59%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.37%
Since Inception	1.40%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.34%
Five Years	(0.31%)
Since Inception	(0.12%)
Based on Market Value | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.25%
Five Years	3.53%
Since Inception	3.90%
Based on Market Value | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.06%
Five Years	1.61%
Since Inception	1.93%
Based on Market Value | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.93%
Five Years	(0.27%)
Since Inception	(0.06%)
MSCI US Large Cap 300 Index | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.21%
Since Inception	3.42%
MSCI US Large Cap 300 Index | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.21%
Five Years	1.70%
Since Inception	2.01%
MSCI US Large Cap Value Index | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.04%
Since Inception	1.71%
MSCI US Large Cap Value Index | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.04%
Five Years	(0.27%)
Since Inception	(0.03%)
MSCI US Large Cap Growth Index | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.36%
Since Inception	5.36%
MSCI US Large Cap Growth Index | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.36%
Five Years	3.61%
Since Inception	3.99%